Acquisitions (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Nov. 13, 2014 USD ($)	Sep. 26, 2014 USD ($) $ / shares	Sep. 16, 2013 USD ($) $ / shares	Mar. 28, 2012 USD ($) $ / shares	Jan. 31, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 22, 2013 USD ($) Tug_Boats Barges	Jan. 03, 2012 Pipelines
Business Acquisition [Line Items]
Partners' Capital Account, Public Sale of Units Net of Offering Costs		$ 225,725	$ 263,574	$ 169,421
Price per share of common units issued | $ / shares		$ 50.71	$ 47.51	$ 30.80
Proceeds from issuance of senior unsecured notes, including premium						$ 350,000	$ 350,000	$ 101,000
Cash paid for acquisition						$ 157,000	$ 230,880	$ 205,576
Property, Plant and Equipment, Estimated Useful Lives						25
American Phoenix Acquisition [Member]
Business Acquisition [Line Items]
Effective date of acquisition	Nov. 13, 2014
Transaction costs related to business acquisition	$ 157,000
Hornbeck Acquisition [Member]
Business Acquisition [Line Items]
Number of barges acquired | Barges									9
Business Acquisition, Tug Boats Acquired | Tug_Boats									9
Transaction costs related to business acquisition									$ 230,900
Gulf Of Mexico Crude Oil Pipeline Systems [Member]
Business Acquisition [Line Items]
Effective date of acquisition					Jan. 03, 2012
Poseidon Oil Pipeline Company, L.L.C. [Member]
Business Acquisition [Line Items]
Ownership percentage						28.00%
Marathon Offshore Pipeline, LLC [Member]
Business Acquisition [Line Items]
Ownership percentage						100.00%
Odyssey Pipeline L.L.C. [Member]
Business Acquisition [Line Items]
Ownership percentage						29.00%
Eugene Island Pipeline System [Member]
Business Acquisition [Line Items]
Ownership percentage						23.00%
Two Offshore Smaller Pipelines [Member]
Business Acquisition [Line Items]
Ownership percentage						100.00%
Number of piepelines | Pipelines										2
CHOPS [Member]
Business Acquisition [Line Items]
Ownership percentage						50.00%